Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
In accordance with regulations adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and company performance for the fiscal years listed below.
We have identified
one-year
adjusted ROE (“Adjusted ROE”) as our Company-Selected Measure (“CSM”). In our view, Adjusted ROE represents the most important financial performance measure (not otherwise required to be disclosed in the table) used to link compensation actually paid (“CAP”) to our NEOs for the 2024 fiscal year to company performance. We chose Adjusted ROE as our CSM for evaluating pay versus performance because it is a key metric in our PSU awards under our long-term incentive program. See “Compensation Discussion and Analysis—Our compensation program—Evaluating performance” in this proxy statement for a discussion of the metrics used by the HR Committee to evaluate performance. Our long-term incentive program and Adjusted ROE are described in more detail in “Compensation Discussion and Analysis—Our compensation program—Incentive compensation program” in this proxy statement.

					Value of Initial Fixed $100 Investment based on: (4)
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average CAP to Non-PEO NEOs (1)(2)(3)	TSR ($)	2023 Peer Group TSR* ($)	2024 Peer Group TSR** ($)	Net Income (in millions) ($)	Adjusted ROE (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g1)	(g2)	(h)	(i)
2024	22,352,785	33,453,083	6,732,800	10,941,926	$145.5	$144.7	$132.6	5,953	10.94%
2023	19,950,306	20,752,986	7,359,582	7,251,664	$112.4	$104.7	$96.7	5,647	11.66%
2022	20,197,045	19,142,607	12,315,312	12,400,133	$109.5	$94.4	$97.5	6,113	12.59%
2021	17,506,270	26,625,622	7,940,191	11,637,177	$134.4	$116.8	$124.1	5,725	9.59%
2020	15,879,053	13,080,702	6,890,142	5,608,478	$97.3	$86.2	$89.7	7,558	9.39%
*
“2023 Peer Group TSR” represents the cumulative TSR measured from 12/31/2019 through the end of each year shown for the S&P 500 Banks index (“S&P 500 Banks”). As described in the footnote below, PNC used the KBW index (“KBW”) in place of the S&P 500 Banks for the year ended December 31, 2024. The 2024 Form 10-K includes both S&P 500 Banks and KBW in the Common Stock Performance Graph and table for comparative purposes.

**
“2024 Peer Group TSR” represents the cumulative TSR measured from 12/31/2019 through the end of each year shown for KBW. PNC specifically changed its Peer Group to this index because it is used by the majority of our peers and includes banking stocks representing the 24 leading national money centers, regional banks and thrift institutions.

(1)	William S. Demchak was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are:
2020: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan
2023: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Deborah Guild
2024: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III Deborah Guild and Alexander E. C. Overstrom

(2)	CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(3)
CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	22,352,785	(950,809)	(13,090,041)	342,434	24,798,714	33,453,083
2023	19,950,306	(792,588)	(12,750,115)	377,527	13,967,856	20,752,986
2022	20,197,045	—	(15,000,015)	370,608	13,574,969	19,142,607
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622
2020	15,879,053	(1,399,380)	(10,320,237)	393,939	8,527,327	13,080,702

PAY VERSUS PERFORMANCE

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,732,800	138,914	(3,587,642)	60,485	8,192,013	10,941,926
2023	7,359,582	(179,416)	(4,296,382)	71,325	4,296,555	7,251,664
2022	12,315,312	(15,249)	(9,598,689)	65,950	9,632,808	12,400,133
2021	7,940,191	(95,657)	(4,165,160)	83,017	7,874,785	11,637,177
2020	6,890,142	(299,797)	(3,927,655)	73,084	2,872,704	5,608,478
The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	18,762,856	6,567,636	—	(531,879)	—	—	24,798,714
2023	13,438,135	194,909	—	334,812	—	—	13,967,856
2022	12,123,506	(944,686)	—	2,396,149	—	—	13,574,969
2021	13,081,706	6,461,296	—	1,436,155	—	—	20,979,157
2020	8,584,874	70,776	—	(128,323)	—	—	8,527,327
Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,152,092	3,201,294	—	(161,373)	—	—	8,192,013
2023	4,453,842	(174,429)	—	17,142	—	—	4,296,555
2022	9,201,403	(504,672)	—	936,077	—	—	9,632,808
2021	4,773,399	2,545,225	—	556,161	—	—	7,874,785
2020	3,439,287	(322,598)	—	(243,985)	—	—	2,872,704

(4)	The comparison assumes $100 was invested for the period starting December 31, 2019 through the last business day of the listed year, for each of PNC and the S&P 500 Banks and KBW.

(5)	Adjusted ROE is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP and for additional information about the adjustments to GAAP measures.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote
(1)	William S. Demchak was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are:
2020: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan
2023: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Deborah Guild
2024: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III Deborah Guild and Alexander E. C. Overstrom

Peer Group Issuers, Footnote	The comparison assumes $100 was invested for the period starting December 31, 2019 through the last business day of the listed year, for each of PNC and the S&P 500 Banks and KBW.
Changed Peer Group, Footnote	2024 Peer Group TSR” represents the cumulative TSR measured from 12/31/2019 through the end of each year shown for KBW. PNC specifically changed its Peer Group to this index because it is used by the majority of our peers and includes banking stocks representing the 24 leading national money centers, regional banks and thrift institutions.
PEO Total Compensation Amount	$ 22,352,785	$ 19,950,306	$ 20,197,045	$ 17,506,270	$ 15,879,053
PEO Actually Paid Compensation Amount	$ 33,453,083	20,752,986	19,142,607	26,625,622	13,080,702
Adjustment To PEO Compensation, Footnote
(2)	CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(3)
CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	22,352,785	(950,809)	(13,090,041)	342,434	24,798,714	33,453,083
2023	19,950,306	(792,588)	(12,750,115)	377,527	13,967,856	20,752,986
2022	20,197,045	—	(15,000,015)	370,608	13,574,969	19,142,607
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622
2020	15,879,053	(1,399,380)	(10,320,237)	393,939	8,527,327	13,080,702
The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	18,762,856	6,567,636	—	(531,879)	—	—	24,798,714
2023	13,438,135	194,909	—	334,812	—	—	13,967,856
2022	12,123,506	(944,686)	—	2,396,149	—	—	13,574,969
2021	13,081,706	6,461,296	—	1,436,155	—	—	20,979,157
2020	8,584,874	70,776	—	(128,323)	—	—	8,527,327
Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,152,092	3,201,294	—	(161,373)	—	—	8,192,013
2023	4,453,842	(174,429)	—	17,142	—	—	4,296,555
2022	9,201,403	(504,672)	—	936,077	—	—	9,632,808
2021	4,773,399	2,545,225	—	556,161	—	—	7,874,785
2020	3,439,287	(322,598)	—	(243,985)	—	—	2,872,704

Non-PEO NEO Average Total Compensation Amount	$ 6,732,800	7,359,582	12,315,312	7,940,191	6,890,142
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,941,926	7,251,664	12,400,133	11,637,177	5,608,478
Adjustment to Non-PEO NEO Compensation Footnote
(2)	CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(3)
CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,732,800	138,914	(3,587,642)	60,485	8,192,013	10,941,926
2023	7,359,582	(179,416)	(4,296,382)	71,325	4,296,555	7,251,664
2022	12,315,312	(15,249)	(9,598,689)	65,950	9,632,808	12,400,133
2021	7,940,191	(95,657)	(4,165,160)	83,017	7,874,785	11,637,177
2020	6,890,142	(299,797)	(3,927,655)	73,084	2,872,704	5,608,478
The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	18,762,856	6,567,636	—	(531,879)	—	—	24,798,714
2023	13,438,135	194,909	—	334,812	—	—	13,967,856
2022	12,123,506	(944,686)	—	2,396,149	—	—	13,574,969
2021	13,081,706	6,461,296	—	1,436,155	—	—	20,979,157
2020	8,584,874	70,776	—	(128,323)	—	—	8,527,327
Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,152,092	3,201,294	—	(161,373)	—	—	8,192,013
2023	4,453,842	(174,429)	—	17,142	—	—	4,296,555
2022	9,201,403	(504,672)	—	936,077	—	—	9,632,808
2021	4,773,399	2,545,225	—	556,161	—	—	7,874,785
2020	3,439,287	(322,598)	—	(243,985)	—	—	2,872,704

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO CAP and PNC TSR and Relationship Between PNC TSR and Peer Group TSR
The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs and PNC’s cumulative TSR over the five most recently completed fiscal years. As reflected in the graph, CAP for all NEOs is generally aligned with PNC’s cumulative TSR over the period presented.

*   Note the TSR above is indexed to an initial $100 investment for the period starting December 31, 2019 through the last business day of the listed year.

The graph below compares our cumulative TSR over the five most recently completed fiscal years to that of the S&P 500 Banks and KBW over the same period. As the graph reflects, our cumulative TSR over each of the five most recently completed fiscal years is above that of both indices for each year during the same period. Taken together with the graph above, this reflects alignment between our NEOs’ CAP as disclosed in the Pay versus performance table with both (i) PNC’s cumulative TSR and (ii) PNC’s performance with respect to cumulative TSR relative to the S&P 500 Banks and KBW over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO CAP and Net Income
The following chart sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs and our net income during the five most recently completed fiscal years. CAP for all NEOs is generally aligned with PNC’s net income for 2021-2024, although, since our PEO receives a larger proportion of his total annual compensation in the form of long-term equity-based incentive awards, the impact of the increase in stock price (e.g., 2021 and 2024) on our PEO’s CAP is more significant than the impact on the average Non-PEO NEO CAP for those years. In addition, CAP for all NEOs in 2020 appears much lower relative to our net income during 2020, which was impacted by PNC’s strategic sale of its 22.4% equity investment in BlackRock during 2020. This sale resulted in an after-tax
gain on sale of $4.3 billion. In 2020, net income from continuing operations, which excluded the impact of the BlackRock sale, was $3.0 billion, reflecting closer alignment for the full period presented.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO CAP and Adjusted ROE
The following chart sets forth the relationship between CAP for our PEO, the average of CAP for the
Non-PEO
NEOs and our Adjusted ROE (our CSM) during the five most recently completed fiscal years.
Similar to the graph above, CAP for all NEOs is generally aligned with PNC’s Adjusted ROE for 2021-2024, although, since our PEO receives a larger proportion of his total annual compensation in the form of long-term equity-based incentive awards, the impact of the increase in stock price (e.g., 2021 and 2024) on our PEO’s CAP is more significant than the impact on the average Non-PEO NEO CAP for those years. In addition, CAP for all NEOs in 2020 appears lower relative to our Adjusted ROE during 2020. For a discussion of how the HR Committee assessed our performance and our NEO pay for 2020, including the impact of the sale of our 22.4% equity investment in BlackRock during 2020, see the “Compensation Discussion and Analysis” section of our 2021 proxy statement.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO CAP and PNC TSR and Relationship Between PNC TSR and Peer Group TSR
The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs and PNC’s cumulative TSR over the five most recently completed fiscal years. As reflected in the graph, CAP for all NEOs is generally aligned with PNC’s cumulative TSR over the period presented.

*   Note the TSR above is indexed to an initial $100 investment for the period starting December 31, 2019 through the last business day of the listed year.

The graph below compares our cumulative TSR over the five most recently completed fiscal years to that of the S&P 500 Banks and KBW over the same period. As the graph reflects, our cumulative TSR over each of the five most recently completed fiscal years is above that of both indices for each year during the same period. Taken together with the graph above, this reflects alignment between our NEOs’ CAP as disclosed in the Pay versus performance table with both (i) PNC’s cumulative TSR and (ii) PNC’s performance with respect to cumulative TSR relative to the S&P 500 Banks and KBW over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and
Non-PEO
NEOs for 2024 to company performance. The measures in this table are not ranked.

Measure
Adjusted ROE
Adjusted EPS
Annualized Three-Year TSR Rank vs. Peers
Annualized Five-Year TSR Rank vs. Peers

Total Shareholder Return Amount	$ 145.5	112.4	109.5	134.4	97.3
Peer Group Total Shareholder Return Amount	144.7	104.7	94.4	116.8	86.2
Net Income (Loss)	$ 5,953,000,000	$ 5,647,000,000	$ 6,113,000,000	$ 5,725,000,000	$ 7,558,000,000
Company Selected Measure Amount	0.1094	0.1166	0.1259	0.0959	0.0939
PEO Name	William S. Demchak
Peer Group Total Shareholder Return Amount 2024	132.6	96.7	97.5	124.1	89.7
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROE
Non-GAAP Measure Description	Adjusted ROE is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP and for additional information about the adjustments to GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Annualized Three-Year TSR Rank vs. Peers
Measure:: 4
Pay vs Performance Disclosure
Name	Annualized Five-Year TSR Rank vs. Peers
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,798,714	$ 13,967,856	$ 13,574,969	$ 20,979,157	$ 8,527,327
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,762,856	13,438,135	12,123,506	13,081,706	8,584,874
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,567,636	194,909	(944,686)	6,461,296	70,776
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(531,879)	334,812	2,396,149	1,436,155	(128,323)
PEO | Exclusionof Change in PensionValue [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(950,809)	(792,588)	0	(338,606)	(1,399,380)
PEO | Exclusionof StockAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,090,041)	(12,750,115)	(15,000,015)	(12,000,025)	(10,320,237)
PEO | Inclusionof PensionService Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,434	377,527	370,608	478,826	393,939
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,192,013	4,296,555	9,632,808	7,874,785	2,872,704
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,152,092	4,453,842	9,201,403	4,773,399	3,439,287
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,201,294	(174,429)	(504,672)	2,545,225	(322,598)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,373)	17,142	936,077	556,161	(243,985)
Non-PEO NEO | Exclusionof Change in PensionValue [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,914	(179,416)	(15,249)	(95,657)	(299,797)
Non-PEO NEO | Exclusionof StockAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,587,642)	(4,296,382)	(9,598,689)	(4,165,160)	(3,927,655)
Non-PEO NEO | Inclusionof PensionService Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 60,485	$ 71,325	$ 65,950	$ 83,017	$ 73,084